SCHEDULE OF WARRANT DERIVATIVE LIABILITY (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CAD ($)	Dec. 31, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Beginning of the period	$ 492,470
Ending of the period	$ 329,101
Warrants [member]
IfrsStatementLineItems [Line Items]
Beginning of the period		$ 492,470
Warrants exercised			$ (4,353,939)
Change in fair value of warrants outstanding			(2,648,288)
Pre-funded warrants issued		20,244,448
Warrants and pre-funded warrants exercised		(19,360,086)
Change in fair value of warrants and pre-funded outstanding		(1,047,731)
Ending of the period		$ 329,101	$ 2,198,121